Tax reform	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Tax reform
Note 33. Tax reform
A-Argentina
On December 23, 2019, the “Law of Solidarity and Productive Reactivation” No. 27,541 and Presidential Decree No. 58/2019 were published in the Official Gazette and become in force in such date. The reforms introduced are aimed at reactivating the economic, financial, tax, administrative, social security, rate, energy, health and social sectors and empowering the Executive Branch to carry out necessary proceedings and actions to recover and ensure Argentina’s public debt sustainability.

The main measures included in the law and its administrative order are as follows:
33.1 Income tax
Law No. 27,430 had established: (i) corporate income tax rate would be reduced from 35% to 30% for fiscal years beginning as of January 1, 2018 through December 31, 2019 and to 25% for fiscal years beginning as of January 1, 2020; and (ii) tax on dividends or profit distributed by, among others, Argentine companies or permanent establishments to individuals, undivided properties or beneficiaries residing abroad are distributed based on the following considerations: (a) dividends resulting from profit accrued during fiscal years from January 1, 2018 through December 31, 2019, will be subject to a 7% withholding tax; and (b) dividends resulting from profit accrued during fiscal years beginning on January 1, 2020 will be subject to a withholding tax of 13%.
The reform introduced by the Law No. 27,541, suspended these tax reductions and maintains the original 30% for income tax and 7% for tax on dividends until fiscal years beginning as from January 1, 2021, inclusively.
Additionally, Law No. 27,468 had established that for the first three fiscal years beginning as from January 1, 2019, the positive or negative effect of the inflation adjustment provided by the Income Tax Law should be distributed in one third of the tax return of the fiscal year in which the adjustment was assessed, and the remaining two thirds, in equal parts, in the two immediately subsequent fiscal years. The abovementioned reform amended such distribution and established that one sixth of the positive or negative adjustment for the first and second fiscal years beginning as from January 1, 2019, should be allocated to the tax return of the year in which the adjustments are assessed, and the remaining balance, to the immediately following five fiscal years; however, for fiscal years beginning as from January 1, 2021, 100% of the adjustment may be deducted/taxed in the fiscal year in which the effect is determined.
33.2 Employer contributions
(i) The progressive reduction in employer contributions is eliminated, and as from December 2019, rates are 20.40% for private sector employers in the Services or Commerce sectors and the remaining private sector employers are subject to a 18% rate.
(ii) The regulation establishes fixed amounts which may be deducted from the calculation base, but it does not include a future adjustment provision.
(iii) From the contributions effectively paid, amount resulting from applying the percentage points established for each particular jurisdiction to the tax bases may be computed as VAT credit.
33.3 Statistical rate
An increase from 2.5% to 3% in the statistical rate is established; it is applicable to definitive imports for consumption as from January 1, 2020 through December 31, 2020.
In the case of capital goods imports to be used in investments aimed at producing oil and gas arising from unconventional fields, the application of the 0% rate is extended until December 31, 2020.
33.4 Tax for an inclusive and solidary Argentina (“PAIS”)
A 30% tax is established for a five
tax-year
term on transactions related to the acquisition of foreign currency.
The tax amount may not be computed as payment on account of any taxes and reaches the following operations: (i) purchases of foreign currency bills for hoarding; (ii) foreign currency exchange transactions to be used for payments related to acquisitions of goods services made abroad, whichever the payment method used to settle them; (iii) acquisition of services abroad through Argentine travel and tourism agencies; (iv) acquisition of international passenger transportation services.

33.5 Export duties
The Executive branch is empowered to increase export duties: (i) 15% in the case of goods exports not subject to export duties or which were subject to a 0% rate as of September 2, 2018.
Before approving Law No. 27,541, the federal government published Presidential Decree No. 37/2019 (Official Gazette dated December 14, 2019), in which the 4 ARS/US cap established by the previous administration in 2018, was suppressed.
Additionally, with Decree No. 488/2020 (mentioned in Note 2.5.1.2), it establishes export duties will be: (i) 0% if “Ice Brent First Line” is US 45 or less; or (ii) 8% if “Ice Brent first Line” price is US 60 or higher. In the event that the international price exceeds US 45 and is less than US 60, a formula contained in the decree will be applied.
33.6 Energy system
The law empowers the Executive Branch to:
(i) Maintain electric power and natural gas rates under federal jurisdiction and initiate a comprehensive review of current rates, or to initiate an extraordinary review as from the effective date of this law and for a
180-day
maximum term, in an aim to reduce the actual rate burden borne by households, stores and industries in 2020. Moreover, provinces are also invited to adhere to these policies to maintain the rate charts and to renegotiate or perform an extraordinary review of provincial rates.
(ii) Carry out a state-mandated audit at the ENRE (Argentine energy regulatory agency) and the ENARGAS (Argentine gas regulatory agency) for a term of one (1) year.
In exercise of its delegated powers, the government announced the suspension of any adjustment in connection with electric power and gas rates for a 180 day-term
established by the law.
In line with the abovementioned energy rate adjustments, the government also requested YPF (Yacimientos Petrolíferos Fiscales, the largest Oil & Gas company in Argentina) to maintain fuel prices without any adjustments. The other oil companies including Vista, initially agreed not to adjust their prices if YPF did not, either.
33.7 Royalties
The Decree No. 488/2020 (mentioned in Note 2.5.1.2) establishes:
1) during the term of the Decree royalties must be calculated using the Reference Price.
In the case of royalties, as of December 31, 2020, Article 1 of Decree No. 488/2020 is no longer in force, because the “Ice Brent First Line” price exceeded 45 US/bbl for 10 consecutive days, therefore royalties are calculated as stipulated in Note 2.5.5.
B-
Mexico
33.8 Income tax
On October 31, 2019, the Mexican government approved 2020fiscal reform, which is effective as from January 1, 2020, among other aspects this reform includes:
(i) established a limitation on the deduction of the net interest for the year, equivalent to the amount resulting from multiplying the taxpayer’s adjusted fiscal profit by 30%. There is an exception with a limit of 20 million Mexican pesos for deductible interest at the group level in Mexico.
(ii) the Fiscal Code of the Federation (“CFF”) was modified to add new circumstances to attribute joint and several liability to partners, shareholders, directors, managers or any other responsible for the administration of the business. These new circumstances are applicable when operating with companies or individuals included in the blacklist of taxpayers who issue electronic invoices considered non-existent
operations due to lack of assets, personnel, infrastructure or material capacity; or when it is considered that it is not in the Federal Taxpayers Registry (“RFC”) or when there is a change of fiscal address without having submitted the corresponding notification to the tax authorities in due time.
The Tax Reform approved of 2020 includes the mandatory disclosure “reportable schemes” by tax advisers or taxpayers. These schemes are defined as those that could generate the obtention of a tax benefit and includes: (i) restructuring; (ii) transmission of tax losses; (iii) transfer of depreciated assets that can also be depreciated by the acquirer; (iv) the use of tax losses that are about to expire; (v) abuse in the application of tax treaties with foreign residents and others.
The Tax Reform proposes to consider tax evasion as organized crime with the corresponding criminal sanctions.
Likewise, the management evaluated the impact of the reform on financial statements as of December 31, 2020 and 2019 and concluded that there are no significant impacts on it.